Expense Example, No Redemption - Class ACIS - DWS Large Cap Focus Growth Fund	Dec. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 679
3 Years	911
5 Years	1,161
10 Years	1,876
Class C
Expense Example, No Redemption:
1 Year	186
3 Years	592
5 Years	1,024
10 Years	2,026
INST Class
Expense Example, No Redemption:
1 Year	85
3 Years	278
5 Years	487
10 Years	1,091
Class S
Expense Example, No Redemption:
1 Year	85
3 Years	274
5 Years	478
10 Years	$ 1,069